Significant Accounting Policies - Statutory reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Appropriations to general reserve funds and statutory surplus funds	¥ 3,591	¥ 2,480	¥ 978
Minimum
Significant Accounting Policies
After tax profit to be transferred to statutory surplus fund (as a percent)	10.00%
After tax profit to be transferred to general reserve fund (as a percent)	10.00%
Maximum
Significant Accounting Policies
Limit of surplus fund as a percentage of registered capital, beyond which no further appropriation is required	50.00%
Limit of general reserve fund as a percentage of registered capital, beyond which no further appropriation is required	50.00%